SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)							12 Months Ended
	Dec. 28, 2024	Dec. 04, 2024	Aug. 02, 2024	Jul. 02, 2024	Jul. 01, 2024	Mar. 13, 2023	Mar. 31, 2025	Mar. 31, 2024	Jan. 15, 2025
Property, Plant and Equipment [Line Items]
Par value			$ 0.01					$ 0.01	$ 0.5
Reverse stock split ratio	one-for-fifty	Reverse Stock Split maximum of one-for-100
Ordinary shares			1,000,000,000
Vesting period						3 years
Authorized share capital			10,000,000
Net loss							$ 35,056,939	$ 11,482,294
Operating cash flows							6,058,796	3,872,110
Cash							1,518,963	175,041
Investment Company, Committed Capital					$ 25,000,000
Shares Issued, Price Per Share					$ 0.01
Equity financing term					3 years
Stock Issued During Period, Value, New Issues				$ 1,000,000			$ 7,800,000	$ 6,269,127
Weighted average shares outstanding, basic							141,629,921	20,763,518
Accounts receivable							$ 24,000
Provision for doubtful debt
Impairment for right-of-use lease assets							$ 0
Merger Agreement [Member]
Property, Plant and Equipment [Line Items]
Sub- division of shares							$ 0.7806
Par value							$ 0.01
Stock split							14,946,286
Reverse stock split shares							389,749,980
Merger Agreement [Member] | Board of Directors Chairman [Member]
Property, Plant and Equipment [Line Items]
Reverse stock split shares							25,983,334
Merger Agreement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Ordinary shares							25,000,000
Exchange Agreement [Member]
Property, Plant and Equipment [Line Items]
Subsidiary classified percentage							100.00%